Financial risk - Non-traded market risk (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Non-traded market risk
Time horizon for modelling of interest rate scenarios	3 years
Confidence level	99.00%
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	2.88%	0.01%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 34.1	$ 23.2
Maximum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	2.00
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	2.88%	0.78%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 37.3	$ 57.0
Minimum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	1.00
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.46%)	(0.09%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 19.4	$ 23.2
Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.81%	0.27%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 27.8	$ 32.5
Parent Entity
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	2.14%	(0.22%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 38.3	$ 20.8
Parent Entity | Maximum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	2.14%	0.51%
Parent Entity | Minimum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.42%)	(0.28%)
Parent Entity | Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.43%	0.04%